Acquisitions (Tables)	12 Months Ended
Mar. 31, 2015
Robeco Groep N.V.
Fair Value Amounts Allocated to Assets Acquired and Liabilities Assumed

the following table provides fair value amounts allocated to assets acquired and liabilities assumed of Robeco.

Millions of yen
Fair value amounts of assets, liabilities and noncontrolling interests
Cash and Cash Equivalents	¥43,737
Investment in Securities	3,325
Investment in Affiliates	931
Trade Notes, Accounts and Other Receivable	1,462
Office Facilities	1,839
Other Assets	390,491

Total Assets	441,785

Trade Notes, Accounts and Other Payable	770
Current and Deferred Income Taxes	71,087
Long-Term Debt	31,016
Other Liabilities	55,981

Total Liabilities	158,854

Noncontrolling interests	27,768

Net	¥255,163

Other Intangible Assets Recognized in the Acquisition

Other intangible assets recognized in this acquisition consist of the following:

	Millions of yen	Years
	Acquired intangibles recorded at fair value	Weighted-average amortization period
Intangible assets that have indefinite useful lives:
Asset management contracts	¥152,680	—
Trade names	18,115	—

Subtotal	170,795

Intangibles subject to amortization:
Customer relationships	32,994	7
Software	1,941	7

Subtotal	34,935

Total	¥205,730

Combined Results of Operations of Company and its Subsidiaries

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2012, the beginning of the fiscal year ended March 31, 2013:

	Millions of yen	Millions of yen
	March 31, 2013	March 31, 2014
Total revenues	¥1,158,794	¥1,405,276
Income from Continuing Operations	130,050	189,061

DAIKYO
Fair Value Amounts Allocated to Assets Acquired and Liabilities Assumed

the following table provides fair value amounts allocated to assets acquired and liabilities assumed of DAIKYO, including a reconciliation to the preliminary valuation for the fiscal year ended March 31, 2014, are as follows.

	Millions of yen	Millions of yen	Millions of yen
	Preliminary Valuation 2014	Adjustments/ Reclassifications	Final Valuation 2015
Cash and Cash Equivalents	¥105,328	¥0	¥105,328
Investment in Operating Leases	3,710	3,993	7,703
Investment in Securities	1,438	(125)	1,313
Investment in Affiliates	44,628	(15,611)	29,017
Trade Notes, Accounts and Other Receivable	16,059	1,221	17,280
Inventories	102,400	(16,247)	86,153
Office Facilities	9,274	1,701	10,975
Other Assets	75,400	22,047	97,447

Total Assets	358,237	(3,021)	355,216

Short-Term Debt	1,647	(260)	1,387
Trade Notes, Accounts and Other Payable	45,257	(7,122)	38,135
Current and Deferred Income Taxes	5,288	12,684	17,972
Long-Term Debt	69,790	(4,080)	65,710
Other Liabilities	42,912	(4,159)	38,753

Total Liabilities	164,894	(2,937)	161,957

Noncontrolling interests	68,737	(84)	68,653

Net	¥124,606	¥0	¥124,606

Other Intangible Assets Recognized in the Acquisition

Other intangible assets recognized in this acquisition consist of the following:

	Millions of yen	Years
	Acquired intangibles recorded at fair value	Weighted-average amortization period
Intangible assets that have indefinite useful lives:
Trade names	¥20,355	—

Subtotal	20,355

Intangibles subject to amortization:
Customer relationships	37,463	18
Backlog	2,490	2

Subtotal	39,953

Total	¥60,308

Combined Results of Operations of Company and its Subsidiaries

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2012, the beginning of the fiscal year ended March 31, 2013:

	Millions of yen	Millions of yen
	March 31, 2013	March 31, 2014
Total revenues	¥1,332,984	¥1,594,033
Income from Continuing Operations	133,572	203,243

HLIKK
Fair Value Amounts Allocated to Assets Acquired and Liabilities Assumed

In connection with this acquisition, the Company recognized the identifiable assets acquired and the liabilities assumed at their fair value, and recognized an excess of the fair value of the net assets acquired over the fair value of the consideration transferred as a bargain purchase gain of ¥36,082 million, which is separately reported in the consolidated statements of income.

Millions of yen
Provisional fair value amounts of assets, liabilities
Cash and Cash Equivalents	¥69,244
Installment Loans	282
Investment in Securities	1,847,536
Trade Notes, Accounts and Other Receivable	66,340
Office Facilities	351
Other Assets	319,244

Total Assets	2,302,997

Short-Term Debt	25,000
Trade Notes, Accounts and Other Payable	3,979
Policy Liabilities and Policy Account Balances	2,125,257
Current and Deferred Income Taxes	8,413
Other Liabilities	5,911

Total Liabilities	2,168,560

Net	134,437

Fair value of Consideration transferred	98,355

Bargain purchase gain	¥36,082

Combined Results of Operations of Company and its Subsidiaries

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2013, the beginning of the year ended March 31, 2014:

	Millions of yen
	March 31, 2014	March 31, 2015
Total revenues	¥1,819,007	¥2,220,805
Income from Continuing Operations	215,158	259,239

Series of Individually Immaterial Business Acquisitions
Fair Value Amounts Allocated to Assets Acquired and Liabilities Assumed

The following table provides preliminary fair value amounts allocated to assets acquired and liabilities assumed of the acquired entities. The Company has reflected certain preliminary estimates with respect to the fair value of the underlying net assets and noncontrolling interests of the entities in determining amount of goodwill. The amount of goodwill and intangible assets other than goodwill could possibly be adjusted because certain of the acquisitions were made near the fiscal year-end and the purchase price allocations have not completed yet. However, the final purchase price allocations are not expected to differ materially from the current valuation.

Millions of yen
Provisional fair value amounts of assets, liabilities and noncontrolling interests
Cash and Cash Equivalents	¥32,234
Property under Facility Operations	9,289
Trade Notes, Accounts and Other Receivable	37,359
Inventories	20,735
Office Facilities	3,250
Other Assets	160,731
Other	1,358

Total Assets	264,956

Short-Term Debt	4,140
Trade Notes, Accounts and Other Payable	33,963
Current and Deferred Income Taxes	24,457
Long-Term Debt	45,739
Other Liabilities	28,011

Total Liabilities	136,310

Noncontrolling interests	26,025

Aggregate fair value of considerations transferred	¥102,621

Combined Results of Operations of Company and its Subsidiaries

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisitions had occurred as of April 1, 2013, the beginning of the year ended March 31, 2014:

	Millions of yen
	March 31, 2014	March 31, 2015
Total revenues	¥1,756,437	¥2,345,327
Income from Continuing Operations	197,772	255,219